DISTRIBUTION AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions for fair value of warrrants

underlying common stock, risk-free interest rate and volatility. Changes to the assumptions could cause significant adjustments to the valuation. At December 31, 2013, the assumptions are as follows:

Fair value of common shares	$7.24
Term (years)	5.00
Term-matched risk-free interest rate	1.74%
Term-matched stock volatility	40%
Exercise price	$9.05